Taxation - Schedule of Loss Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income from continuing operations before income taxes	$ (28,134)	¥ (190,886)	¥ 28,169
Continuing Operations [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income from continuing operations before income taxes		(190,886)	28,169
Continuing Operations [Member] | Domestic Tax Jurisdiction [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income from continuing operations before income taxes		(165,905)	(9)
Continuing Operations [Member] | Foreign Tax Jurisdiction [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income from continuing operations before income taxes		¥ (24,981)	¥ 28,178